Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Discontinued Operations
Schedule of a reconciliation of the gross proceeds to the net proceeds from the Asset Sale as presented in the statement of cash flows

Gross proceeds	$19,166,000
Cash received at closing – asset sale	(9,500,000)
Cash received at closing – working capital	(166,000)
Discount recorded	(1,818,000)
Less: Transaction reconciliation – working capital adjustment	(1,943,000)
Adjusted Note Receivable	5,739,000
Short-term note receivable	358,000
Long-term note receivable	$5,381,000

Schedule of carrying amounts of the classes of assets and liabilities from the Asset Sale included in discontinued operations

	February 29,	August 31,
	2020	2019
	Unaudited	Unaudited
Cash	$—	$—
Accounts receivable and unbilled account receivable	—	8,261,000
Prepaid expenses and other current assets	—	171,000
Deposits – workers’ compensation	1,924,000	1,722,000
Total current assets	1,924,000	10,154,000
Fixed assets, net	—	40,000
Deposits – workers’ compensation	3,324,000	5,527,000
Total assets	$5,248,000	$15,721,000

Accounts payable and other current liabilities	$—	$457,000
Payroll related liabilities	—	13,583,000
Accrued workers’ compensation cost	1,924,000	1,722,000
Total current liabilities	1,924,000	16,032,000
Accrued workers’ compensation cost	5,652,000	3,853,000
Total liabilities	7,576,000	19,885,000

Net assets/(liability)	$(2,328,000)	$(4,164,000)

	August 31, 2019	August 31, 2018
Cash	$—	$—
Accounts receivable and unbilled account receivable	8,261,000	5,721,000
Prepaid expenses and other current assets	171,000	118,000
Deposits – workers’ compensation	1,722,000	1,588,000
Total current assets	10,154,000	7,427,000
Fixed assets, net	40,000	42,000
Deposits – workers’ compensation	5,527,000	2,091,000
Total assets	$15,721,000	$9,560,000

Accounts payable and other current liabilities	$457,000	$18,000
Payroll related liabilities	13,853,000	8,501,000
Accrued workers’ compensation cost	1,722,000	290,000
Total current liabilities	16,032,000	8,808,000
Accrued workers’ compensation cost	3,853,000	856,000
Total liabilities	19,885,000	9,664,000

Net assets/(liability)	$(4,164,000)	$(104,000)

Schedule of reported results for the discontinued operations by period

	For the Three Months Ended		For the Six Months Ended
	February 29,	February 28,	February 29,	February 28,
	2020	2019	2020	2019
Revenues (gross billings of $26.3 million and $74.4 million less worksite employee payroll cost of $22.8 million and $62.4 million, respectively for the three months ended; gross billings of $120.4 million and $139.4 million less worksite employee payroll cost of $103.3 million and $117.7 million, respectively for six months ended)	$3,450,000	$12,002,000	$17,138,000	$21,688,000
Cost of revenue	5,038,000	8,956,000	15,535,000	15,442,000
Gross profit (loss)	(1,587,000)	3,046,000	1,603,000	6,246,000

Operating expenses:
Salaries, wages and payroll taxes	152,000	898,000	658,000	1,752,000
Commissions	45,000	554,000	748,000	1,076,000
Total operating expenses	197,000	1,452,000	1,406,000	2,828,000

(Loss) income from discontinued operations	$(1,784,000)	$1,594,000	$197,000	$3,418,000

	For the Year Ended
	August 31,	August 31,
	2019	2018
Revenues (gross billings of $313.3 million and $210.3 million less worksite employee payroll cost of $265.3 million and $177.2 million, respectively for the year ended)	$48,013,000	$33,139,000
Cost of revenue	36,452,000	27,970,000
Gross profit (loss)	11,561,000	5,169,000

Operating expenses:
Salaries, wages and payroll taxes	3,032,000	2,442,000
Commissions	2,532,000	1,501,000
Total operating expenses	5,564,000	3,943,000
Operating income from discontinued operations	5,997,000	1,226,000
Provision for income tax expense from discontinued operations	—	—
Net income from discontinued operations	$5,997,000	$1,226,000